Secured Borrowings (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 02, 2007
Outstanding principal balance:
Notes issued	$ 50,000
Notes payable, net	2,052,412		2,326,110
Notes Payable [Member]
Outstanding principal balance:
Notes issued	660,444		606,751	853,000
Unamortized discount	(21,163)	(26,400)	(6,946)
Notes payable, net	$ 639,281		$ 599,805